7. Other Investments	12 Months Ended
Dec. 31, 2016
Other Investments [Abstract]
Note 7. Other Investments

In 2011, the Company established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity. The LLC does not conduct any business apart from its role in the NMTC financing structure. The NMTC equity investment generated tax credits of $204,900 for each of the years ended December 31, 2016 and 2015, with an amortization expense of $177,938 and $161,890, respectively. The carrying value of the NMTC equity investment was $196,572 and $374,510 at December 31, 2016 and 2015, respectively, and is included in other assets in the consolidated balance sheets.

The Company purchases from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income Vermonters located in northeastern and central Vermont. The tax credits from these investments were $448,290 and $431,715 for the years ended December 31, 2016 and 2015, respectively. Additionally, the Company recognized a one-time rehabilitation credit on one limited partnership amounting to $273,843 for 2016. Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $731,448 and $403,445 for 2016 and 2015, respectively. The carrying values of the limited partnership investments were $1,731,484 and $2,462,932 at December 31, 2016 and 2015, respectively, and are included in other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through Community Financial Services Partners, LLC (CFSG Partners), a Vermont LLC that owns 100% of the LLC equity interests of CFSG. The Bank accounts for its investment in CFSG Partners under the equity method of accounting. The Company's investment in CFSG Partners, included in other assets, amounted to $2,016,785 and $1,587,777 as of December 31, 2016 and 2015, respectively. The Company recognized income of $429,008 and $361,044 for 2016 and 2015, respectively, through CFSG Partners from the operations of CFSG.